FPA QUEENS ROAD VALUE FUND

Portfolio of investments

August 31, 2022

(Unaudited)

COMMON STOCKS	Shares	Fair Value
WEALTH MANAGEMENT — 8.8%
Ameriprise Financial, Inc.	7,000	$1,876,070
T Rowe Price Group, Inc.	7,900	948,000
		$2,824,070
INDUSTRIALS — 8.4%
3M Co.	3,600	$447,660
General Dynamics Corp.	8,000	1,831,440
Ingersoll Rand, Inc.	9,000	426,330
		$2,705,430
P&C INSURANCE — 6.9%
Berkshire Hathaway, Inc. Class A(a)	3	$1,263,924
Prudential Financial, Inc.	10,000	957,500
		$2,221,424
MANAGED CARE — 6.8%
Elevance Health, Inc.	4,500	$2,182,995
		$2,182,995
HOMEBUILDERS — 5.9%
Allegion PLC (Ireland)	3,400	$323,340
Trane Technologies PLC (Ireland)	10,200	1,571,514
		$1,894,854
ELECTRICAL COMPONENTS — 5.5%
Eaton Corp. PLC	13,000	$1,776,320
		$1,776,320
INFRASTRUCTURE SOFTWARE — 5.4%
Oracle Corp.	23,395	$1,734,739
		$1,734,739
LIFE SCIENCE EQUIPMENT — 5.3%
Danaher Corp.	6,300	$1,700,433
		$1,700,433
CONSUMER FINANCE — 5.2%
American Express Co.	11,000	$1,672,000
		$1,672,000
LARGE PHARMACEUTICALS — 4.4%
Pfizer, Inc.	31,000	$1,402,130
		$1,402,130

FPA QUEENS ROAD VALUE FUND

Portfolio of investments (Continued)

August 31, 2022

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
COMMUNICATIONS EQUIPMENT — 4.3%
Cisco Systems, Inc.	30,700	$1,372,904
		$1,372,904
APPLICATION SOFTWARE — 3.8%
Fiserv, Inc.(a)	12,000	$1,214,280
		$1,214,280
SPECIALTY PHARMACEUTICALS — 3.7%
Merck & Co., Inc.	13,820	$1,179,675
		$1,179,675
RESTAURANTS — 3.3%
McDonald's Corp.	4,225	$1,065,883
		$1,065,883
DIVERSIFIED BANKS — 3.2%
JPMorgan Chase & Co.	9,000	$1,023,570
		$1,023,570
SEMICONDUCTOR DEVICES — 2.6%
Intel Corp.	26,000	$829,920
		$829,920
RAIL FREIGHT — 2.1%
Union Pacific Corp.	3,000	$673,530
		$673,530
INSTITUTIONAL TRUST FIDUCIARY & CUSTODY — 1.9%
Bank of New York Mellon Corp.	14,500	$602,185
		$602,185
INDUSTRIAL DISTRIBUTION & RENTAL — 1.8%
Raytheon Technologies Corp.	6,600	$592,350
		$592,350
ENTERTAINMENT CONTENT — 1.8%
Walt Disney Co.(a)	5,151	$577,324
		$577,324
PACKAGED FOOD — 1.7%
Mondelez International, Inc. Class A	9,000	$556,740
		$556,740

FPA QUEENS ROAD VALUE FUND

Portfolio of investments (Continued)

August 31, 2022

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 1.1%
VF Corp.	8,500	$352,325
		$352,325
HOUSEHOLD PRODUCTS — 0.5%
Clorox Co.	1,200	$173,208
		$173,208
TOTAL COMMON STOCKS — 94.4% (Cost $11,352,623)		$30,328,289

SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional Treasury Plus Money Market Fund, 2.22%(b)	1,794,083	$1,794,083
TOTAL SHORT-TERM INVESTMENTS (Cost $1,794,083)		$1,794,083

TOTAL INVESTMENTS — 100.0% (Cost $13,146,706)		$32,122,372
Other Assets and Liabilities, net — 0.0%		1,892
NET ASSETS — 100.0%		$32,124,264

(a)	Non-income producing security.
(b)	Represents the 7-day effective yield as of August 31, 2022.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of August 31, 2022:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Wealth Management	$2,824,070	—	—	$2,824,070
Industrials	2,705,430	—	—	2,705,430
P&C Insurance	2,221,424	—	—	2,221,424
Managed Care	2,182,995	—	—	2,182,995
Homebuilders	1,894,854	—	—	1,894,854
Electrical Components	1,776,320	—	—	1,776,320
Infrastructure Software	1,734,739	—	—	1,734,739
Life Science Equipment	1,700,433	—	—	1,700,433
Consumer Finance	1,672,000	—	—	1,672,000
Large Pharmaceuticals	1,402,130	—	—	1,402,130
Communications Equipment	1,372,904	—	—	1,372,904
Application Software	1,214,280	—	—	1,214,280
Specialty Pharmaceuticals	1,179,675	—	—	1,179,675
Restaurants	1,065,883	—	—	1,065,883
Diversified Banks	1,023,570	—	—	1,023,570
Semiconductor Devices	829,920	—	—	829,920
Rail Freight	673,530	—	—	673,530
Institutional Trust Fiduciary & Custody	602,185	—	—	602,185
Industrial Distribution & Rental	592,350	—	—	592,350

Investments	Level 1	Level 2	Level 3	Total
Entertainment Content	$577,324	—	—	$577,324
Packaged Food	556,740	—	—	556,740
Apparel, Footwear & Accessory Design	352,325	—	—	352,325
Household Products	173,208	—	—	173,208
Short-Term Investments	—	$1,794,083	—	1,794,083
	$30,328,289	$1,794,083	—	$32,122,372

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no significant transfers into or out of Level 3 during the period ended August 31, 2022.

The Fund did not hold derivatives during the period ended August 31, 2022.

NOTE 2 — Federal Income Tax

The cost of investment securities held at August 31, 2022 (excluding short-term investments), was $11,360,857 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$19,060,071
Gross unrealized depreciation:	(92,639)
Net unrealized appreciation:	$18,967,432